Property, Plant and Equipment (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 26,635	$ 168,899	$ 149,238
Depreciation expense to production equipment	26,523	144,139	148,818
Depreciation expense attributable to equipment in administration	$ 112	$ 24,760	$ 420